Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 13 – STOCKHOLDERS’ EQUITY

Common Stock

On February 25, 2020, the Company filed a certificate of amendment (the “Certificate of Amendment”) to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware, to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share (“Common Stock”), at a rate of approximately 1-for-13 (the “Reverse Stock Split”).

Upon the filing of the Certificate of Amendment, and the resulting effectiveness of the Reverse Stock Split, every 13 outstanding shares of the Company’s Common Stock were, without any further action by the Company, or any holder thereof, combined into and automatically became 1 share of the Company’s Common Stock. No fractional shares were issued as a result of the Reverse Stock Split. In lieu thereof, fractional shares were cancelled, and stockholders received a cash payment in an amount equal to the fair market value of such fractional shares on the effective date. All shares of Common Stock eliminated as a result of the Reverse Stock Split have been returned to the Company’s authorized and unissued capital stock, and the Company’s capital was reduced by an amount equal to the par value of the shares of Common Stock so retired.

The Reverse Stock Split did not change the Company’s current authorized number of shares of Common Stock or its par value. As such, the Company is authorized to issue up to 250,000,000 shares of Common Stock, par value $0.0001.

Issuance of Common Stock

In the year 2021 we have below common stock issuance:

Sale of Common Stock – January 2021

On January 12, 2021, Logiq entered into a Stock Purchase Agreement with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 101,694 shares of the Company’s common stock to the purchasers at an offering price of $8.50 per share.

The offering resulted in gross proceeds of approximately $864,000 before deducting offering expenses. The shares of common stock were offered by the Company pursuant to a prospectus supplement to the Company’s effective shelf registration statement on Form S-3 (Registration No. 333-248069), which was initially filed with the Securities and Exchange Commission on August 17, 2020, and was declared effective on August 26, 2020 (the “Registration Statement”).

Agreement and Plan of Merger – Rebel AI, Inc.

On March 29, 2021, Logiq, RAI Acquisition Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), Rebel AI, Inc., a Delaware corporation (“Rebel AI”), and Emmanuel Puentes, on behalf of the stockholders of Rebel AI (in such capacity, the “Stockholders’ Agent”), consummated a transaction pursuant to the terms of that certain Agreement and Plan of Merger (the “Merger Agreement”) whereby the parties effectuated a merger of Merger Sub with and into Rebel AI, and as a result, Rebel AI became a wholly-owned subsidiary of the Company (the “Merger”).

As consideration for the Merger, the Company delivered to those persons set forth in the Merger Agreement an aggregate total cash payment of $1,126,000 (the “Cash Consideration”), and an aggregate number of restricted shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), equal to (i) (x) $7,000,000, divided by (ii) the volume weighted average closing price of the Company’s Common Stock for the twenty consecutive trading days prior to Closing (the “Stock Consideration,” and together with the Cash Consideration, the “Merger Consideration”), subject in each case to adjustment as provided in the Merger Agreement. Notwithstanding the foregoing, pursuant to the terms of the Merger Agreement, (i) a portion of the Cash Consideration, in an amount equal to the outstanding balance of that PPP Loan made to Rebel AI in January 2021, shall be withheld at Closing and placed into an escrow account, pending forgiveness or repayment of the PPP Loan, as applicable, and (ii) $2,000,000 of Common Stock shall be withheld from the Stock Consideration and deposited into an escrow account, pending release in accordance with the terms of the Merger Agreement.

On June 30, 2021, the parties entered into an Amendment No. 1 to Agreement and Plan of Merger (the “Amendment”), pursuant to which the parties amended the Merger Agreement to eliminate any potential reductions to the total cash purchase price payable pursuant to the Merger Agreement in the event that the PPP Loan made to Rebel AI in January 2021 is not forgiven in full. As a result, Schedule A to the Merger Agreement was deleted and eliminated in its entirety.

Sale of Common Stock – March 2021

On March 8, 2021, Logiq entered into a Stock Purchase Agreement with an accredited investor, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 100,000 shares of the Company’s common stock, to the purchaser at an offering price of $5.00 per share.

The offering resulted in gross proceeds of approximately $500,000 before deducting offering expenses. The shares were offered by the Company pursuant to a prospectus supplement to the Company’s Registration Statement.

Sale of Common Stock – April 2021

On April 15, 2021, Logiq entered into a Stock Purchase Agreement with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 304,000 shares of the Company’s common stock, to the purchasers at an offering price of $5.00 per share.

The offering resulted in gross proceeds of approximately $1,520,000 before deducting offering expenses. The shares were offered by the Company pursuant to a prospectus supplement to the Company’s Registration Statement.

Sale of Units in Connection With Canadian IPO - June 2021

On June 9, 2021, Logiq entered into an Agency Agreement (the “Agency Agreement”) with Research Capital Corporation (the “Agent”) relating to the offering (the “Offering”) by the Company of a minimum of 1,666,667 units of securities (each, a “Unit”), and a maximum of 3,333,333 Units, at a price of C$3.00 per Unit (the “Offering Price”), for minimum gross proceeds of C$5,000,000, and maximum gross proceeds of C$10,000,000. Each Unit consists of (i) one share of common stock of the Company, par value $0.0001 per share (and the Common Stock included in a Unit being a “Unit Share”), and (ii) one Common Stock purchase warrant (each, a “Warrant”), where each Warrant entitles the holder thereof to acquire one share of Common Stock (each, a “Warrant Share”) at an exercise price of C$3.50 per Warrant Share, subject to adjustment, at any time before the third anniversary (the “Warrant Expiry Date”) of June 17, 2021 (the “Closing Date”).

In consideration for the Agent’s services to the Company in connection with the Offering, the Company agreed to pay the Agent a cash fee (the “Agent’s Commission”) equal to 8.0% of the aggregate gross proceeds of the Offering. As additional compensation, the Company also agreed to issue to the Agent such number of non-transferrable compensation options (the “Agent Options”) equal to 8.0% of the number of Units sold pursuant to the Offering. Each Agent Option is exercisable for one Unit (an “Agent Unit”) at an exercise price of C$3.00 until the third anniversary of the Closing Date. Each Agent Unit consists of (i) one share of Common Stock, and (ii) one Common Stock purchase warrant (each, an “Agent Unit Warrant”). The Agent Unit Warrants will be issued under a Warrant Indenture, and have the same attributes as the Warrants to be comprised in the Units.

Furthermore, the Company agreed to issue 83,333 units of securities (the “Advisory Fee Units”) to the Agent as compensation for certain strategic advisory and support services rendered. This number was determined by dividing C$250,000 by the Offering Price. Each Advisory Fee Unit is comprised of (i) one share of Common Stock, and (ii) one warrant exercisable to purchase one share of Common Stock at an exercise price of C$3.50 for a period of 36 months from the Closing Date.

Pursuant to the terms of the Agency Agreement, the Company also agreed to grant the Agent an option (the “Over-Allotment Option”), exercisable in whole or in part, at the sole discretion of the Agent, at any time up to 30 days following the Closing Date, to purchase from the Company: (i) up to such additional number of Units (the “Over-Allotment Units”) equal to 15% of the number of Units sold under the Offering (the “Over-Allotment Number”) at the Offering Price; (ii) up to such number of additional Warrants (the “Over-Allotment Warrants”) equal to 15% of the number of Warrants comprising the Units sold under the Offering at C$0.4898 per Over-Allotment Warrant; (iii) up to such number of additional shares of Common Stock (the “Over-Allotment Unit Shares”) equal to 15% of the number of shares of Common Stock comprising the Units sold under the Offering at C$2.5102 per Over-Allotment Unit Share; or (iv) any combination of Over-Allotment Units, Over-Allotment Warrants, and Over-Allotment Unit Shares, so long as the aggregate number of Over-Allotment Units, Over-Allotment Warrants, and Over-Allotment Unit Shares does not comprise together more than what is included in the Over-Allotment Number of Over-Allotment Units. The Over-Allotment Option was granted to the Agent solely to cover over-allotments, if any, and for market stabilization purposes.

On June 21, 2021, the Offering closed whereby the Company sold 1,976,434 Units for aggregate gross proceeds of C$5,929,302 before deducting offering expenses. The Company also issued 83,333 Advisory Fee Units and 158,115 Agent Options to the Agent at the closing of the Offering. In connection with the closing of the Offering, the Company entered into a Warrant Indenture (the “Warrant Indenture”) with Odyssey Trust Company (the “Warrant Agent”), pursuant to which the Company issued Warrants to purchase up to a maximum of 4,223,333 shares of Common Stock. Each Warrant is exercisable at any time after June 21, 2021, and prior to June 21, 2024.

On June 21, 2021, the Company filed a prospectus supplement (the “Resale Prospectus Supplement”) to the Registration Statement. The Resale Prospectus Supplement covered the resale of the shares of Common Stock, Warrants (and the Warrant Shares underlying the Warrants), and Agent Options sold in the Offering, and may be used by the selling stockholders or certain of their respective assigns identified therein to resell such securities.

Overallotment-Allotment Offering – July 2021

On July 27, 2021, the Company closed the partial exercise of the over-allotment option granted to the Agent in connection with the Offering in Canada (the “Over-Allotment Offering”), whereby the Company sold an additional 201,700 Units for aggregate gross proceeds of C$605,100 before deducting offering expenses. The Company also issued an additional 16,136 non-transferrable Agent Options to the Agent as compensation for certain strategic advisory and support services rendered to the Company in connection with the Offering.

In connection with the Over-Allotment Offering, on July 27, 2021, the Company filed a prospectus supplement to its shelf registration statement on Form S-3 (Registration No. 333-248069), which was initially filed with the Commission on August 17, 2020, and was declared effective on August 26, 2020. The prospectus supplement covers the resale of the shares of Common Stock, Warrants (and the Warrant Shares underlying the Warrants), and Agent Options sold in the Over-Allotment Offering, and may be used by the selling stockholders or certain of their respective assigns identified therein to resell such securities.

Conversion of promissory notes-July 2021

On July 21, 2021, the total outstanding convertible promissory notes of $2,911,000, with the exception of two convertible promissory notes issued amounting to principal amount of $30,000, converted their notes into shares issued as additional paid in capital.

Sale of Common stock & Warrants - August 2021

On August 6, 2021, Logiq entered into a Stock Purchase Agreement with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 1,668,042 shares of the Company’s common stock to the purchasers at an offering price of $2.40 per share.

The offering resulted in gross proceeds of approximately $4,003,301 before deducting offering expenses. The Shares were offered by the Company pursuant to a prospectus supplement to the Company’s Registration Statement.

On August 6, 2021, the Company issued warrants (each, a “Warrant”) to purchase up to 1,668,042 shares of common stock. Each Warrant is a cash warrant and is exercisable at any time after August 6, 2021, and prior to August 6, 2024, with an exercise price of $2.85 per share (subject to a contractual 8% discount for one holder).

The Warrants were issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, to a limited number of persons who are “accredited investors” or “sophisticated persons” as those terms are defined in Rule 501 of Regulation D promulgated by the SEC or Regulation S thereunder, without the use of any general solicitation or advertising to market or otherwise offer the Warrants for sale. None of the Warrants or the Common Stock underlying such Warrants have been registered under the Securities Act of 1933, as amended, or applicable state securities laws, and none may be offered or sold in the United States absent registration under the Securities Act of 1933, as amended, or an exemption from such registration requirements.

During the period from October 1, 2021 to December 31, 2021, a total of 106,041 shares with par value of $0.0001 per share were issued to various stockholders.

In the year 2022 we have below common stock issuance:

Sale of Common Stock – March 2022

On March 30, 2022, Logiq, Inc., a Delaware corporation (the “Company”), entered into a Purchase Agreement with Ionic Ventures, LLC (“Ionic”), whereby the Company has the right, but not the obligation, to sell to Ionic, and Ionic is obligated to purchase up to in the aggregate $40,000,000 worth of the Company’s common stock (the “Purchase Shares”), par value $0.0001 per share (“Common Stock”). Sales of Common Stock by the Company under the Purchase Agreement will be subject to certain limitations, and may occur from time to time, at the Company’s sole discretion, over the 24-month period commencing on March 30, 2020 (the “Primary Commencement Date”).

In connection with the execution of the Purchase Agreement, the Company is registering 2,926,000 shares of Common Stock to Ionic in connection with the purchase of $3,000,000 in shares of Common Stock (the “Primary Shares”) in connection with the initial purchase of Common Stock under the Purchase Agreement, which reflects an estimated value equal to the product of (A) the quotient of (y) the purchase amount (i.e., $3,000,000) divided by (z) the Pre-Settlement Regular Purchase Price (defined below), multiplied by (B) 125% (which Ionic may increase at its discretion). The “Pre-Settlement Regular Purchase Price” is equal to 80% of the closing price of the Common Stock on the OTCQX Market on the date immediately preceding the Company’s receipt of a purchase notice under the Purchase Agreement.

The Regular Purchase Price, which is the price at which future shares of Common Stock sold under the Purchase Agreement will be sold at, for the Purchase Shares shall equal 97% of the arithmetic average of the five lowest VWAPs during the period starting on the date that Ionic receives Pre-Settlement Regular Purchase Shares and ending on such date that the aggregate dollar volume of our common stock traded on our Principal Market equals five times the Purchase Amount, in the aggregate, subject to a five Trading Day minimum (provided, however, that each day on which Ionic has requested Purchase Shares which cannot be delivered to Ionic shall be excluded from such calculation). This is a forward pricing mechanism based on an estimate and true up and as of the date of this filing, the Regular Purchase Price has yet to be calculated.

Also in connection with the execution of the Purchase Agreement, the Company issued a Warrant to purchase 631,579 shares of Common Stock (1.5% of the total $40,000,000 commitment amount) to Ionic for no consideration as a commitment fee, and has agreed to register the shares issuable upon exercise of the Warrant. The Warrant may be exercised for cash, but may also be exercised on a cashless exercise basis, which means the Company may not receive any proceeds from such cashless exercise. Under the Warrant, the Company does not have the right to control the timing and amount of any Warrant exercises by Ionic, except that there is a 9.99% ownership limitation blocker in the Warrant. Ionic may ultimately decide to exercise all, some or none of the Warrant.

The Company intends to register the remaining up to $37,000,000 worth of Common Stock under the Purchase Agreement, or any additional Primary Shares that may be issued after the date hereof to Ionic, or any Purchase Shares which may be issuable to Ionic as a “true up” pursuant to the initial purchase described above pursuant to a resale registration statement on Form S-1 to be filed subsequently with the Securities and Exchange Commission (the “SEC”). The Company and Ionic entered into a Registration Rights Agreement (the “RRA”) dated as of March 30, 2022, for such purpose.

Actual sales of Common Stock to Ionic under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, an effective resale registration statement, which is a condition to the commencement of additional sales under the Purchase Agreement (each, a “Secondary Commencement”), market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations.

The Company expects that any net proceeds received by the Company from sales to Ionic under the Purchase Agreement will be used for working capital and general corporate purposes.

The purchase price of the Common Stock purchased by the Ionic under the Purchase Agreement will be derived from prevailing market prices of the Company’s Common Stock immediately preceding the time of sale. The Company will control the timing and amount of future sales, if any, of Common Stock to Ionic. Ionic has no right to require the Company to sell any Common Stock to it, but Ionic is obligated to make purchases as the Company directs, subject to certain conditions.

The Purchase Agreement and the RRA each contains certain representations, warranties, covenants, closing conditions and indemnification and termination provisions by, between and for the benefit of the parties which are customary of transactions of this nature. Ionic may not assign or transfer its rights and obligations under the Purchase Agreement.

The issuance of the Primary Shares and the shares issuable upon exercise of the Warrant have been registered pursuant to the Company’s effective shelf registration statement on Form S-3 (File No. 333-259851) (the “Registration Statement”), and the related base prospectus included in the Registration Statement dated October 8, 2021, as supplemented by a prospectus supplement to be filed on or about March 31, 2022 (the “Prospectus Supplement”). A copy of the legal opinion of Procopio, Cory, Hargreaves & Savitch LLP as to the legality of the Primary Shares and the legal opinion of Carter Ledyard & Milburn LLP with respect to the legality of the Warrant are filed as Exhibits 5.1 and 5.2, respectively, attached hereto.

The foregoing is a summary description of certain terms of the Purchase Agreement, the RRA and the Warrant and, by its nature, is incomplete. Copies of the Purchase Agreement, RRA and Warrant are filed as Exhibits 10.1, 10.2 and 4.1, respectively, attached hereto. The foregoing descriptions of the Purchase Agreement, the RRA and the Warrant are qualified in their entirety by reference to the full text of such exhibits.

The provisions of the Purchase Agreement including any representations and warranties contained therein, are not for the benefit of any party other than the parties thereto and are not intended as documents for investors and the public to obtain factual information about the current state of affairs of the parties thereto. Rather, investors and the public should look to other disclosures contained in the Company’s annual, quarterly and current reports it may file with the SEC.

On March 31, 2022 the Company, Battle Bridge Acquisition Co, LLC, a company beneficially owned entirely by the Company (the “Buyer”), Section 2383 LLC, a Wyoming limited liability company (“Seller”), Travis Phipps, an individual (“Phipps”) and Robb Billy (“Billy” and, together with Phipps, the “Founders”) and Travis Phipps, as Representative, entered into an asset purchase agreement (the “Battle Bridge Purchase Agreement”) whereby the Buyer agreed to purchase from Seller and Seller agreed to sell to Buyer substantially all of the assets of Seller which represents the “Battle Bridge Labs” business (the “Battle Bridge Assets”) (collectively, the “Transaction”). The consummation of the Transaction (the “Closing”) occurred simultaneously with execution of the Battle Bridge Purchase Agreement on March 31, 2022.

As consideration for the Buyer’s acquisition of the Battle Bridge Assets, the Company agreed to pay $3,250,000 (the “Purchase Price”) which consisted of $250,000 in cash (the “Cash Consideration”) and the issuance of 2,912,621 shares of restricted common stock of the Company at $1.03 per share (the “Stock Consideration”) (representing $3,000,000 in Stock Consideration) which was the volume weighted average price (VWAP) of the Company’s Common Stock as reported by Bloomberg LP for the twenty (20) trading days immediately prior to Closing. $500,000 in Stock Consideration was retained by the Company at the Closing and held as partial security to satisfy indemnification claims for a period of 12 months following the Closing.

In addition, the recipients of the Stock Consideration agreed to sign lock-up and leak-out agreements which provide that, following a 6-month lock-period and ending 18 months after Closing, any sales of the Company’s common stock by such recipients do not exceed one percent (1%) of the then applicable thirty (30) day trading average volume of the Company’s common stock as of such date.

During the period from January 1, 2022 to March 31, 2022, a total of 2,951,080 shares with par value of $0.0001 per share were issued to various stockholders.

Capital Reserve

On January 9, 2020, the Company issued 35,714,285 shares to Conversion Point Technologies Inc. as consideration for the acquisition of all the assets of Logiq, Inc. Nevada formerly known as Origin8, Inc. incorporating Push Holdings Inc) in the amount of $14,284,714 and represents the excess of consideration over the par value of common stock of $0.0001 issued.

On November 2, 2020, the Company acquired substantially all the assets of Fixel AI Inc., a Delaware corporation (“Fixel”) in exchange for 564,467 shares of the Company’s common stock. In the amount of $5,000,000 and represents the excess of consideration over the par value of common stock of $0.0001 issued.

In July 2019, the Company issued a total of 51,762,839 Reg S shares to high net worth individuals and family offices in South East Asia.

During the year ended December 31, 2019, a total of 19,311,309 shares with par value of $0.0001 per share were issued for consultancy services received including shares issued to Senior Management, Directors, Operational Staff, Legal Consultants, Strategy Advisors and Technology Consultants received and 58,627,601 shares with par value of $0.0001 per share were issued to various stockholders.

During the year ended December 31, 2020, a total of 1,318,640 shares with par value of $0.0001 per share were issued for consultancy services received including shares issued to Senior Management, Directors, Operational Staff, Legal Consultants, Strategy Advisors and Technology Consultants received and 5,677,684 shares with par value of $0.0001 per share were issued to various stockholders.

During the period from January 1, 2022 to March 31, 2022, a total of 25,080 shares with par value of $0.0001 per share were issued for consultancy services received.

Cancellation of Common Stock

During the three months ended March 31, 2022, 132,320 shares of common stock par value of $0.0001 per share, were cancelled.

Stock-Based Compensation

For the three months ended March 31, 2022 for Logiq, Inc., a total of 132,320 shares of common stock was returned and 25,080 shares of common stock was issued for stock-based compensation to consultants.

NOTE 15 – STOCKHOLDERS’ EQUITY

Common Stock

On February 25, 2020, the Company filed a certificate of amendment (the “Certificate of Amendment”) to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware, to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share (“Common Stock”), at a rate of approximately 1-for-13 (the “Reverse Stock Split”).

Upon the filing of the Certificate of Amendment, and the resulting effectiveness of the Reverse Stock Split, every 13 outstanding shares of the Company’s Common Stock were, without any further action by the Company, or any holder thereof, combined into and automatically became 1 share of the Company’s Common Stock. No fractional shares were issued as a result of the Reverse Stock Split. In lieu thereof, fractional shares were cancelled, and stockholders received a cash payment in an amount equal to the fair market value of such fractional shares on the effective date. All shares of Common Stock eliminated as a result of the Reverse Stock Split have been returned to the Company’s authorized and unissued capital stock, and the Company’s capital was reduced by an amount equal to the par value of the shares of Common Stock so retired.

The Reverse Stock Split did not change the Company’s current authorized number of shares of Common Stock or its par value. As such, the Company is authorized to issue up to 250,000,000 shares of Common Stock, par value $0.0001.

Issuance of Common Stock

In July 2019, the Company issued a total of 51,762,839 Reg S shares to high net worth individuals and family offices in South East Asia.

During the year ended December 31, 2019, a total of 19,311,309 shares with par value of $0.0001 per share were issued for consultancy services received including shares issued to Senior Management, Directors, Operational Staff, Legal Consultants, Strategy Advisors and Technology Consultants received and 58,627,601 shares with par value of $0.0001 per share were issued to various stockholders.

During the year ended December 31, 2020, a total of 6,995,735 shares (post reverse split of approximately 13:1) with par value of $0.0001 per share were issued to various stockholders.

In the year 2021 we have below common stock issuance:

Sale of Common Stock – January 2021

On January 12, 2021, Logiq entered into a Stock Purchase Agreement with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 101,694 shares of the Company’s common stock to the purchasers at an offering price of $8.50 per share.

The offering resulted in gross proceeds of approximately $864,000 before deducting offering expenses. The shares of common stock were offered by the Company pursuant to a prospectus supplement to the Company’s effective shelf registration statement on Form S-3 (Registration No. 333-248069), which was initially filed with the Securities and Exchange Commission on August 17, 2020, and was declared effective on August 26, 2020 (the “Registration Statement”).

Agreement and Plan of Merger – Rebel AI, Inc.

On March 29, 2021, Logiq, RAI Acquisition Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), Rebel AI, Inc., a Delaware corporation (“Rebel AI”), and Emmanuel Puentes, on behalf of the stockholders of Rebel AI (in such capacity, the “Stockholders’ Agent”), consummated a transaction pursuant to the terms of that certain Agreement and Plan of Merger (the “Merger Agreement”) whereby the parties effectuated a merger of Merger Sub with and into Rebel AI, and as a result, Rebel AI became a wholly-owned subsidiary of the Company (the “Merger”).

As consideration for the Merger, the Company delivered to those persons set forth in the Merger Agreement an aggregate total cash payment of $1,126,000 (the “Cash Consideration”), and an aggregate number of restricted shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), equal to (i) (x) $7,000,000, divided by (ii) the volume weighted average closing price of the Company’s Common Stock for the twenty consecutive trading days prior to Closing (the “Stock Consideration,” and together with the Cash Consideration, the “Merger Consideration”), subject in each case to adjustment as provided in the Merger Agreement. Notwithstanding the foregoing, pursuant to the terms of the Merger Agreement, (i) a portion of the Cash Consideration, in an amount equal to the outstanding balance of that PPP Loan made to Rebel AI in January 2021, shall be withheld at Closing and placed into an escrow account, pending forgiveness or repayment of the PPP Loan, as applicable, and (ii) $2,000,000 of Common Stock shall be withheld from the Stock Consideration and deposited into an escrow account, pending release in accordance with the terms of the Merger Agreement.

On June 30, 2021, the parties entered into an Amendment No. 1 to Agreement and Plan of Merger (the “Amendment”), pursuant to which the parties amended the Merger Agreement to eliminate any potential reductions to the total cash purchase price payable pursuant to the Merger Agreement in the event that the PPP Loan made to Rebel AI in January 2021 is not forgiven in full. As a result, Schedule A to the Merger Agreement was deleted and eliminated in its entirety.

Sale of Common Stock – March 2021

On March 8, 2021, Logiq entered into a Stock Purchase Agreement with an accredited investor, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 100,000 shares of the Company’s common stock, to the purchaser at an offering price of $5.00 per share.

The offering resulted in gross proceeds of approximately $500,000 before deducting offering expenses. The shares were offered by the Company pursuant to a prospectus supplement to the Company’s Registration Statement.

Sale of Common Stock – April 2021

On April 15, 2021, Logiq entered into a Stock Purchase Agreement with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 304,000 shares of the Company’s common stock, to the purchasers at an offering price of $5.00 per share.

The offering resulted in gross proceeds of approximately $1,520,000 before deducting offering expenses. The shares were offered by the Company pursuant to a prospectus supplement to the Company’s Registration Statement.

Sale of Units in Connection With Canadian IPO - June 2021

On June 9, 2021, Logiq entered into an Agency Agreement (the “Agency Agreement”) with Research Capital Corporation (the “Agent”) relating to the offering (the “Offering”) by the Company of a minimum of 1,666,667 units of securities (each, a “Unit”), and a maximum of 3,333,333 Units, at a price of C$3.00 per Unit (the “Offering Price”), for minimum gross proceeds of C$5,000,000, and maximum gross proceeds of C$10,000,000. Each Unit consists of (i) one share of common stock of the Company, par value $0.0001 per share (and the Common Stock included in a Unit being a “Unit Share”), and (ii) one Common Stock purchase warrant (each, a “Warrant”), where each Warrant entitles the holder thereof to acquire one share of Common Stock (each, a “Warrant Share”) at an exercise price of C$3.50 per Warrant Share, subject to adjustment, at any time before the third anniversary (the “Warrant Expiry Date”) of June 17, 2021 (the “Closing Date”).

In consideration for the Agent’s services to the Company in connection with the Offering, the Company agreed to pay the Agent a cash fee (the “Agent’s Commission”) equal to 8.0% of the aggregate gross proceeds of the Offering. As additional compensation, the Company also agreed to issue to the Agent such number of non-transferrable compensation options (the “Agent Options”) equal to 8.0% of the number of Units sold pursuant to the Offering. Each Agent Option is exercisable for one Unit (an “Agent Unit”) at an exercise price of C$3.00 until the third anniversary of the Closing Date. Each Agent Unit consists of (i) one share of Common Stock, and (ii) one Common Stock purchase warrant (each, an “Agent Unit Warrant”). The Agent Unit Warrants will be issued under a Warrant Indenture, and have the same attributes as the Warrants to be comprised in the Units.

Furthermore, the Company agreed to issue 83,333 units of securities (the “Advisory Fee Units”) to the Agent as compensation for certain strategic advisory and support services rendered. This number was determined by dividing C$250,000 by the Offering Price. Each Advisory Fee Unit is comprised of (i) one share of Common Stock, and (ii) one warrant exercisable to purchase one share of Common Stock at an exercise price of C$3.50 for a period of 36 months from the Closing Date.

Pursuant to the terms of the Agency Agreement, the Company also agreed to grant the Agent an option (the “Over-Allotment Option”), exercisable in whole or in part, at the sole discretion of the Agent, at any time up to 30 days following the Closing Date, to purchase from the Company: (i) up to such additional number of Units (the “Over-Allotment Units”) equal to 15% of the number of Units sold under the Offering (the “Over-Allotment Number”) at the Offering Price; (ii) up to such number of additional Warrants (the “Over-Allotment Warrants”) equal to 15% of the number of Warrants comprising the Units sold under the Offering at C$0.4898 per Over-Allotment Warrant; (iii) up to such number of additional shares of Common Stock (the “Over-Allotment Unit Shares”) equal to 15% of the number of shares of Common Stock comprising the Units sold under the Offering at C$2.5102 per Over-Allotment Unit Share; or (iv) any combination of Over-Allotment Units, Over-Allotment Warrants, and Over-Allotment Unit Shares, so long as the aggregate number of Over-Allotment Units, Over-Allotment Warrants, and Over-Allotment Unit Shares does not comprise together more than what is included in the Over-Allotment Number of Over-Allotment Units. The Over-Allotment Option was granted to the Agent solely to cover over-allotments, if any, and for market stabilization purposes.

On June 21, 2021, the Offering closed whereby the Company sold 1,976,434 Units for aggregate gross proceeds of C$5,929,302 before deducting offering expenses. The Company also issued 83,333 Advisory Fee Units and 158,115 Agent Options to the Agent at the closing of the Offering. In connection with the closing of the Offering, the Company entered into a Warrant Indenture (the “Warrant Indenture”) with Odyssey Trust Company (the “Warrant Agent”), pursuant to which the Company issued Warrants to purchase up to a maximum of 4,223,333 shares of Common Stock. Each Warrant is exercisable at any time after June 21, 2021, and prior to June 21, 2024.

On June 21, 2021, the Company filed a prospectus supplement (the “Resale Prospectus Supplement”) to the Registration Statement. The Resale Prospectus Supplement covered the resale of the shares of Common Stock, Warrants (and the Warrant Shares underlying the Warrants), and Agent Options sold in the Offering, and may be used by the selling stockholders or certain of their respective assigns identified therein to resell such securities.

Overallotment-Allotment Offering – July 2021

On July 27, 2021, the Company closed the partial exercise of the over-allotment option granted to the Agent in connection with the Offering in Canada (the “Over-Allotment Offering”), whereby the Company sold an additional 201,700 Units for aggregate gross proceeds of C$605,100 before deducting offering expenses. The Company also issued an additional 16,136 non-transferrable Agent Options to the Agent as compensation for certain strategic advisory and support services rendered to the Company in connection with the Offering.

In connection with the Over-Allotment Offering, on July 27, 2021, the Company filed a prospectus supplement to its shelf registration statement on Form S-3 (Registration No. 333-248069), which was initially filed with the Commission on August 17, 2020, and was declared effective on August 26, 2020. The prospectus supplement covers the resale of the shares of Common Stock, Warrants (and the Warrant Shares underlying the Warrants), and Agent Options sold in the Over-Allotment Offering, and may be used by the selling stockholders or certain of their respective assigns identified therein to resell such securities.

Conversion of promissory notes-July 2021

On July 21, 2021, the total outstanding convertible promissory notes of $2,911,000, with the exception of two convertible promissory notes issued amounting to principal amount of $30,000, converted their notes into shares issued as additional paid in capital.

Sale of Common stock & Warrants - August 2021

On August 6, 2021, Logiq entered into a Stock Purchase Agreement with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 1,668,042 shares of the Company’s common stock to the purchasers at an offering price of $2.40 per share.

The offering resulted in gross proceeds of approximately $4,003,301 before deducting offering expenses. The Shares were offered by the Company pursuant to a prospectus supplement to the Company’s Registration Statement.

On August 6, 2021, the Company issued warrants (each, a “Warrant”) to purchase up to 1,668,042 shares of common stock. Each Warrant is a cash warrant and is exercisable at any time after August 6, 2021, and prior to August 6, 2024, with an exercise price of $2.85 per share (subject to a contractual 8% discount for one holder).

The Warrants were issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, to a limited number of persons who are “accredited investors” or “sophisticated persons” as those terms are defined in Rule 501 of Regulation D promulgated by the SEC or Regulation S thereunder, without the use of any general solicitation or advertising to market or otherwise offer the Warrants for sale. None of the Warrants or the Common Stock underlying such Warrants have been registered under the Securities Act of 1933, as amended, or applicable state securities laws, and none may be offered or sold in the United States absent registration under the Securities Act of 1933, as amended, or an exemption from such registration requirements.

During the period from October 1, 2021 to December 31, 2021, a total of 106,041 shares with par value of $0.0001 per share were issued to various stockholders.

Capital reserve

On January 9, 2020, the Company issued 35,714,285 shares to Conversion Point Technologies Inc. as consideration for the acquisition of all the assets of Logiq, Inc. Nevada formerly known as Origin8, Inc. incorporating Push Holdings Inc) in the amount of $14,284,714 and represents the excess of consideration over the par value of common stock of $0.0001 issued.

On November 2, 2020, the Company acquired substantially all the assets of Fixel AI Inc., a Delaware corporation (“Fixel”) in exchange for 564,467 shares of the Company’s common stock. In the amount of $5,000,000 and represents the excess of consideration over the par value of common stock of $0.0001 issued.

In July 2019, the Company issued a total of 51,762,839 Reg S shares to high net worth individuals and family offices in South East Asia.

During the year ended December 31, 2019, a total of 19,311,309 shares with par value of $0.0001 per share were issued for consultancy services received including shares issued to Senior Management, Directors, Operational Staff, Legal Consultants, Strategy Advisors and Technology Consultants received and 58,627,601 shares with par value of $0.0001 per share were issued to various stockholders.

During the year ended December 31, 2020, a total of 1,318,640 shares with par value of $0.0001 per share were issued for consultancy services received including shares issued to Senior Management, Directors, Operational Staff, Legal Consultants, Strategy Advisors and Technology Consultants received and 5,677,684 shares with par value of $0.0001 per share were issued to various stockholders.

Cancellation of Common Stock

During the year ended December 31, 2019, 3,550,000 shares with par value of $0.0001 per share were cancelled by various stockholders.

During the year ended December 31, 2020, 404,439 shares with par value of $0.0001 per share were cancelled by various stockholders.

During the year ended December 31, 2021, 2,788,972 shares with par value of $0.0001 per share were cancelled by various stockholders.

Employee Stock Option Plan

The Company has a stock option and incentive plan, the “Stock Option Plan”. The exercise price for all equity awards issued under the Stock Option Plan is based on the fair market value of the common share price which is the closing price quoted on the Pink Sheets on the last trading day before the date of grant. The stock options generally vest on a monthly basis over a two-year to three-year period, and have a five-year life.

A summary of the Company’s stock option activity during the year ended December 31, 2019 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options Outstanding, December 31, 2014	250,000	0.6	2.8	0.67	$-
Less: Option expired	(250,000)	0.6	2.8	-	-
Options Outstanding, December 31, 2015	-	-	-	-	-
Options Outstanding, December 31, 2016	-	-	-	-	-
Options Outstanding, December 31, 2017	-	-	-	-	-
Options Outstanding, December 31, 2018	-	-	-	-	-
Options Outstanding, December 31, 2019	-	-	-	-	-
Options Outstanding, December 31, 2020	-	-	-	-	-
Options Outstanding, December 31, 2021	-	-	-	-	-

All options outstanding are fully expired as of December 31, 2020. No new options were granted in the fiscal year 2020 or 2019.

Stock-Based Compensation

For the fiscal year ended December 31, 2021, a total of 2,313,941 shares of common stock was issued as stock-based compensation to directors, consultants, advisors and other professional parties.